Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$255,974,547.93	0.8074907	$236,874,814.35	0.7472392	$19,099,733.58
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$442,824,547.93	0.4608675	$423,724,814.35	0.4409896	$19,099,733.58

Weighted Avg. Coupon (WAC)	5.18%		5.19%
Weighted Avg. Remaining Maturity (WARM)	40.26		39.41
Pool Receivables Balance	$540,201,240.37		$516,505,298.39
Remaining Number of Receivables	47,505		46,604

Adjusted Pool Balance	$530,264,956.21		$507,113,763.99

III. COLLECTIONS

Principal:
Principal Collections	$22,682,543.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$794,982.53
Total Principal Collections	$23,477,526.31

Interest:
Interest Collections	$2,320,986.68
Late Fees & Other Charges	$46,896.22
Interest on Repurchase Principal	$-
Total Interest Collections	$2,367,882.90

Collection Account Interest	$3,931.37
Reserve Account Interest	$924.58
Servicer Advances	$-

Total Collections	$25,850,265.16

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections						$25,850,265.16
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$25,850,265.16
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$450,167.70		$450,167.70		$450,167.70
Collection Account Interest						$3,931.37
Late Fees & Other Charges						$46,896.22
Total due to Servicer						$500,995.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$319,968.18		$319,968.18
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$701,453.60		$701,453.60		$701,453.60

Available Funds Remaining:						$24,647,816.27

3. Principal Distribution Amount:						$19,099,733.58

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,099,733.58
Class A-4 Notes				$-
Class A Notes Total:		19,099,733.58		$19,099,733.58
Total Noteholders Principal				$19,099,733.58

4. Available Amounts Remaining to reserve account						5,548,082.69

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,548,082.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$9,936,284.16
Beginning Period Amount						$9,936,284.16
Current Period Amortization						$544,749.76
Ending Period Required Amount						$9,391,534.40
Ending Period Amount						$9,391,534.40
Next Distribution Date Required Amount						$8,866,496.78

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$5,548,082.69
Current Period Release to Depositor						$5,548,082.69
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$87,440,408.28	$ 83,388,949.64	$83,388,949.64
Overcollateralization as a % of Adjusted Pool				16.49%	16.44%	16.44%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.71%	46,003	98.44%	$508,423,505.61
30 - 60 Days	0.99%	460	1.17%	$6,061,714.17
61 - 90 Days	0.26%	119	0.33%	$1,712,278.05
91 + Days	0.05%	22	0.06%	$307,800.56
		46,604		$516,505,298.39
Total
Delinquent Receivables 61 + days past due	0.30%	141	0.39%	$2,020,078.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	201	0.54%	$2,903,191.21
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.50%	241	0.62%	$3,484,404.40
Three-Month Average Delinquency Ratio	0.41%		0.52%

Repossession in Current Period		63		$971,899.79
Repossession Inventory		75		$728,404.60

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,013,398.20
Recoveries				$(794,982.53)
Net Charge-offs for Current Period				$218,415.67

Beginning Pool Balance for Current Period				$540,201,240.37

Net Loss Ratio				0.49%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				1.01%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$8,949,719.84
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$1,896,329.13
Number of Extensions				121

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